Income Taxes - Schedule of Reconciliation of Statutory Federal Income Tax Rate to Company’s Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciliation of Statutory Federal Income Tax Rate to Company’s Effective Tax Rate [Abstract]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	0.00%	0.00%
Subscription expense	(2.72%)	(0.00%)
Fines and penalties	(2.62%)	(7.55%)
Perm differences	(12.65%)	(0.00%)
Loss on return of capital liability change	0.27%	(0.00%)
Valuation allowance	(3.63%)	(13.45%)
Income tax provision expense	(0.35%)	0.00%